NOTE 19 - COMMITMENTS AND CONTINGENCIES - Schedule of Future Minimum Rental Payments for Operating Leases (Detail) (USD $)	Dec. 31, 2014
Building [Member]
Property Subject to or Available for Operating Lease [Line Items]
2015	$ 177,936
2016	177,936
2017	88,968
2018	0
2019	0
Total	444,840
Land and Building [Member]
Property Subject to or Available for Operating Lease [Line Items]
2015	88,800
2016	88,800
2017	88,800
2018	88,800
2019	29,600
Total	$ 384,800